Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts of Bullfrog AI Holdings, Inc. and our wholly owned subsidiaries and have been prepared in conformity with United States generally accepted accounting principles (“GAAP”) for interim financial information. All intercompany accounts and transactions have been eliminated in consolidation.

The condensed consolidated statements are unaudited and should be read in conjunction with the consolidated financial statements and related notes included in our 2023 Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 29, 2024. The unaudited condensed consolidated financial statements have been prepared on a basis consistent with the audited annual consolidated financial statements included in Form 10-K and, in the opinion of management, include all adjustments of a normal recurring nature necessary to fairly state our financial position, our results of operations, and cash flows.

The results for the nine months ended September 30, 2024 are not necessarily indicative of the operating results expected for the year ending December 31, 2024 or any other future period.

In February 2023, we completed a 1-for-7 reverse split of our common stock. Stockholders’ equity and all references to shares and per share amounts in the accompanying unaudited condensed consolidated financial statements have been adjusted to reflect the reverse stock split for all periods presented.

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Bullfrog AI Holdings, Inc. and our wholly owned subsidiaries and have been prepared in conformity with United States generally accepted accounting principles (“GAAP”). All intercompany accounts and transactions have been eliminated in consolidation.

On February 13, 2023, we completed a 1-for-7 reverse split of our common stock. Stockholders’ equity and all references to shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect the reverse stock split for all periods presented.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue based on the following five step model:

●	Identification of the contract with a customer
This step outlines the criteria that must be met when establishing a contract with a customer to supply goods or services.
●	Identification of the performance obligations in the contract
This step describes how distinct performance obligations in the contract must be handled.
●	Determination of the transaction price
This step outlines what must be considered when establishing the transaction price, which is the amount the business expects to receive for transferring the goods or services to the customer.
●	Allocation of the transaction price to the performance obligations in the contract
This step outlines guidelines for allocating the transaction price across the contract’s separate performance obligations, and is what the customer agrees to pay for the goods or services.
●	Recognition of revenue when, or as, the Company satisfies a performance obligation
Revenue can be recognized as the business meets each performance obligation. This step specifies how that should happen.

Revenue Recognition

The Company recognizes revenue based on the following five step model:

●	Identification of the contract with a customer

This step outlines the criteria that must be met when establishing a contract with a customer to supply goods or services.

●	Identification of the performance obligations in the contract

This step describes how distinct performance obligations in the contract must be handled.

●	Determination of the transaction price

This step outlines what must be considered when establishing the transaction price, which is the amount the business expects to receive for transferring the goods and services to the customer.

●	Allocation of the transaction price to the performance obligations in the contract

This step outlines guidelines for allocating the transaction price across the contract’s separate performance obligations, and is what the customer agrees to pay for the goods and services.

●	Recognition of revenue when, or as, the Company satisfies a performance obligation

Revenue can be recognized as the business meets each performance obligation. This step specifies how that should happen.

Contract Services

Contract Services

The Company anticipates that the majority of its revenues to be recognized in the near future will result from discovery and monetization of new drug targets and intellectual property from data use partnerships focused on analysis of rich proprietary data sets. The target market for monetization will primarily be mid-size to large biopharmaceutical organizations seeking to build their new drug target pipeline. A secondary revenue channel is fee for service partnerships with biopharmaceutical companies and other organizations of all sizes that have challenges analyzing data throughout the drug development process. The Company provides the customer with an analysis of large complex data sets using the Company’s proprietary Artificial Intelligence / Machine Learning platform. This platform is aimed at predicting targets of interest, patterns, relationships, anomalies, and molecular drivers of disease. The Company believes that there will be additional on-going work requested from partners; therefore, the service model utilizes a master services agreement with work or task orders issued for discrete analysis performed at the discovery, preclinical, or clinical stages of drug development. The Company receives a cash fee and, in some instances, the potential for rights to new intellectual property generated from the analysis. Once data analysis and the analysis report are complete, the Company delivers the analysis set to the customer and recognizes revenue at that point in time.

Contract Services

The Company anticipates that the majority of revenues to be recognized in the near future will result from our fee for service partnership offering, designed for biopharmaceutical companies, as well as other organizations, of all sizes that have challenges analyzing data throughout the drug development process. The Company provides the customer with an analysis of large complex data sets using the Company’s proprietary Artificial Intelligence / Machine Learning platform called bfLEAP™. This platform is designed to predict targets of interest, patterns, relationships, and anomalies. The Company believes that there will be additional on-going work requested from partners therefore the service model utilizes a master services agreement with work or task orders issued for discrete analysis performed at the discovery, preclinical, or clinical stages of drug development. The Company receives a cash fee and in some instances the potential for rights to new intellectual property generated from the analysis. Once data analysis and the analysis report are complete, the Company delivers the analysis set to the customer and recognizes revenue at that point in time.

Significant Accounting Policies

Significant Accounting Policies

There have been no new or material changes to the significant accounting policies discussed in the Company’s audited financial statements and the notes thereto included in the Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

Impact of Recently Issued Accounting Standards

Impact of Recently Issued Accounting Standards

The Company has evaluated issued Accounting Standards Updates (“ASUs”) not yet adopted and believes the adoption of these standards will not have a material impact on its consolidated financial statements.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2024-09: Income Taxes (Topic 740): Improvements to Income Tax Disclosures that requires entities to disclose additional information about federal, state, and foreign income taxes primarily related to the income tax rate reconciliation and income taxes paid. The new standard also eliminates certain existing disclosure requirements related to uncertain tax positions and unrecognized deferred tax liabilities. The guidance is effective for our fiscal year ending December 31, 2025. The guidance does not affect recognition or measurement in our consolidated financial statements.

The Company does not believe that any other recently issued effective pronouncements, or pronouncements issued but not yet effective, if adopted, would have a material effect on the accompanying financial statements.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates include, but are not limited to, revenue recognition, allowances for doubtful accounts, recoverability of deferred tax assets and certain other of our accrued liabilities. Actual results could differ from these estimates.

Financial Instruments

Financial Instruments

The carrying value of short-term instruments, including cash and cash equivalents, accounts payable and accrued expenses approximate fair value due to the relatively short period to maturity for these instruments.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Company utilizes a three-level valuation hierarchy for disclosures of fair value measurements, defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value. The Company does not have any assets or liabilities that are required to be measured and recorded at fair value on a recurring basis.

Cash

Cash

The Company considers cash to consist of cash on hand and temporary investments having an original maturity of 90 days or less that are readily convertible into cash. As of December 31, 2023 and 2022, cash balances were $2,624,730 and $57,670, respectively.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to a concentration of credit risk are cash and accounts receivable. Occasionally, the Company’s cash in interest-bearing accounts may exceed FDIC insurance limits. The financial stability of these institutions is periodically reviewed by senior management.

Cost of Sales		Cost of Sales Cost of sales is comprised of royalties and the cost of outsourced services provided to the Company related to customer service contracts.
Property and Equipment

Property and Equipment

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition is reflected in earnings. For financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives.

Advertising		Advertising The Company follows the policy of charging the costs of advertising to expense as incurred.
Income Taxes

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carry forwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position if it is more likely than not that the tax position will be sustained on examination by taxing authorities. Interest and penalties associated with such uncertain tax positions are classified as a component of income tax expense.

Stock-Based Compensation

Stock-Based Compensation

Employee and non-employee share-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period.

Net Loss per Share

Net Loss per Share

We calculate basic net loss per share by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period.

Diluted earnings per share is computed by giving effect to all potentially dilutive common stock equivalents in the period, including unvested stock options and warrants. As we have reported losses for all periods presented, all potentially dilutive securities have been excluded from the calculation of diluted net loss per share as their effect would be antidilutive.